RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		December 31,
		2022	2021
Due from related parties consist of the following:

WANG & LEE BROTHERS., Inc.	Due from ultimate holding company	1,282	1,283
		$1,282	$1,283

Due to related parties consist of the following:

Pui Lung Ho	Due to director	1,853,263	1,526,557
		$1,853,263	$1,526,557

For the year ended December 31, 2022 and 2021, the amounts due to the director, Pui Lung Ho, is $1,853,263 and $1,526,557, respectively, are unsecured, interest free and repayable on demand.